Income Taxes and Distributions (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Per Share
Ordinary income	$ 0.7774	$ 1.9865	$ 1.6196
Return of capital	$ 1.7408	$ 0.4864	$ 0.8904
Long- term capital gain	$ 0.019	$ 0	$ 0
1250 gains	$ 0.2028	$ 0.2471	$ 0.1900
Totals	$ 2.74000	$ 2.72000	$ 2.70000
Income Taxes and Distributions (Textuals) [Abstract]
Percentage of taxable income to be distributed to stockholders for federal tax purposes		90.00%
Percentage of capital gains on taxable income distributed to stockholders		100.00%
Percentage of federal excise tax on real estate investment trusts that do not distribute income		4.00%
Carryforwards expiration date	from 2011 through 2030
Domestic Country [Member]
Additional Income Taxes and Distributions (Textuals) [Abstract]
Tax losses available for carryforward	$ 19,812,000
State and Local Jurisdiction [Member]
Additional Income Taxes and Distributions (Textuals) [Abstract]
Tax losses available for carryforward	$ 17,137,000